Share-based Payment - Additional Information (Details)			12 Months Ended
	Nov. 14, 2021 USD ($) shares	Jul. 08, 2019 $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 shares	Mar. 31, 2020 installment
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation recognized			$ 3,503,582	$ 7,816,845
Recovery of stock-based compensation			1,769,805	3,263,437
Long Term Cash Bonus
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation recognized			64,688	304,467
Long-term incentive payable			15,000,000
Minimum market capitalization			1,000,000,000
Liability related to long-term incentive			24,000	88,688
Non-employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation recognized			$ 137,267	$ 0
Number of options granted | shares			114,000	0
Stock Option Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation recognized			$ 870,432	$ 2,101,474
Terms and conditions of share based payment			the term of the options cannot exceed ten years and every stock option granted under the stock option plan will be subject to conditions no less restrictive than a minimum vesting period of 18 months and a gradual and equal acquisition of vesting rights at least on a quarterly basis. The Company’s stock-option plan allows the Company to issue a number of stock options not exceeding 25% of the number of common shares issued and outstanding at the time of any grant. The total number of stock options issuable to a single holder cannot exceed 20% of the Company’s total issued and outstanding common shares at the time of the grant, provided that the maximum number of stock options issuable to a single consultant cannot exceed 2% of the Company's total issued and outstanding common shares at the time of the grant.
Percentage of maximum number of stock options can be issued			25.00%
Number of Option Issuable to Single Consultant Percentage of Outstanding Stock Maximum			2.00%
Weighted average grant date fair value, granted | $ / shares			$ 1.59	$ 13.68
Vesting period			18 months
Unrecognized compensation cost			$ 259,890	$ 1,422,800
Unrecognized compensation cost weighted average remaining life			1 year 2 months 15 days	1 year 1 month 28 days
Estimated period			3 years 7 months 9 days	4 years 3 months 14 days
Risk-free interest				0.94%
Expected volatility				82.73%
Non-market Performance Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation recognized			$ 0	$ 689,464
Expiration date		Jul. 08, 2029
Description of vesting requirements for share-based payment arrangement			These options vest after the attainment of non-market performance conditions within the following ten years
Vesting period		10 years
Number of options vested | shares			0
Options exercisable | shares			0	0
Non-market Performance Options | CEO
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of options granted | shares		100,000
Weighted average exercise price | $ / shares		$ 155.05
Market Performance Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation recognized			$ 2,351,970	$ 2,465,163
Expiration date		Jul. 08, 2029
Vesting period		10 years
Unrecognized compensation cost			$ 9,066,730	$ 12,134,126
Options exercisable | shares			21,429	21,429
Unrecognized compensation cost weighted average remaining life			6 years 6 months 3 days	7 years 6 months 3 days
Market Performance Options | CEO
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of options granted | shares		157,142
Weighted average exercise price | $ / shares		$ 155.05
DSUs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation recognized			$ 13,025	$ 49,826
Unrecognized compensation cost			0
Unrecognized compensation cost			$ 11,873
Unrecognized compensation cost weighted average remaining life				3 months 21 days
Shares outstanding | shares			4,308	4,308	1,202
Number of other equity instruments exercised or vested in share based payment arrangement upon services to be render 12 months from date of grant | shares			1,555	1,108
Weighted average share price, Granted | $ / shares				$ 19.26
RSUs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation recognized			$ 268,155	$ 3,889,846
Vesting period						3 years
Unrecognized compensation cost				$ 235,075
Unrecognized compensation cost			$ 0
Unrecognized compensation cost weighted average remaining life				1 year 3 months 18 days
Shares outstanding | shares			2,789	25,038	95,845
Vesting instalments | installment						36
Weighted average share price, Granted | $ / shares			$ 3.31	$ 16.19
Maximum insurance coverage	$ 15,000,000
Cash entitled	$ 6,900,000
Options to purchase common stock | shares	8,500,000
Accrued liability including withholding taxes payable			$ 8,587
Gain on revaluation of liability			3,152,578
Loss on equity based share awards liability				$ 4,708,163
Share based compensation, settlement value			$ 1,555,585	$ 0
RSUs | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period					6 months
RSUs | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period					3 years